Entity Level Disclosures (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	$ 91,858	$ 10,118	$ 531
USA [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	52,129	6,307	418
Europe [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	21,897	127	41
Israel [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	15,266	1,183	45
Asia [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	2,108	2,400	24
Other [Member]
Entity Level Disclosures (Details) - Schedule of revenues by geographical area [Line Items]
Revenues by geographical area	$ 458	$ 101	$ 3